Earnings Per Share - Schedule of Reconciliations of Loss Used in Calculating Loss Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basic loss per share
loss attributable to the ordinary equity holders of the Company used in calculating basic loss per share	$ (71,441,024)	$ (18,076,077)	$ (20,028,526)
Diluted loss per share
loss attributable to the ordinary equity holders of the Company used in calculating diluted loss per share	$ (71,441,024)	$ (18,076,077)	$ (20,028,526)